Award Timing Disclosure	12 Months Ended
Feb. 01, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing
It is the policy of the Committee that neither the Committee nor any member of Company management shall backdate any equity grant or manipulate the exercise price of equity-based awards. The Committee believes that establishing fixed grant dates in advance, to the extent possible, is an important measure to ensure the integrity of the award granting process. Accordingly, each annual grant and off-cycle
grant of equity-based awards are granted on a
pre-determined
date, as follows:
Annual Grants
—Annual grants are made on May 1 or, to the extent May 1 is not a business day, on the first business day following May 1. Annual grants of equity-based awards to NEOs are approved at a Committee meeting that is typically held each year in February.
Off-Cycle
Grants
—The date the Committee acts to approve an award, or such later specified date as the Committee shall designate in the approval, shall be used as the grant date of the award for off-cycle
grants to NEOs.
Except as otherwise approved by the Committee, no award to an executive officer may have a grant date that is within four business days before or within one business day after the filing or furnishing by the Company of a Form
10-K,
Form
10-Q
or Form
8-K
that includes material
non-public
information. We do not attempt to accelerate or delay the public release of material information in consideration of a pending equity grant in order to allow an award recipient to benefit from a more favorable stock price.

Award Timing Predetermined	true
Award Timing MNPI Considered	false